UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC
1968 N. Lake Avenue, #303
Altadena, CA 91001
 (Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30
Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2016

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2016

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	20
Financial Highlights	23
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	29
Expense Example	30
Other Information	31
Trustees and Officers	32

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

LETTER TO SHAREHOLDERS
September 30, 2016 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2016.

Vericimetry Advisors, LLC (“Vericimetry”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price to-sales or price-to-operating cash flow.(1)

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

MANAGER’S DISCUSSION AND ANALYSIS
September 30, 2016 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ending on September 30, 2016. In general, the Fund seeks to deliver the long side of the size-value risk premiums in U.S. securities through a well diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ending on September 30, 2016, the Fund had positive returns, but it underperformed its benchmark – the Russell 2000 Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a positive 12.01% versus the Benchmark’s positive return of 18.81%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with well over 1,000 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a large positive return, as illustrated by the Russell 3000 Index. Small cap stocks, represented by the Russell 2000 Indices, had higher returns than large cap stocks, represented by the Russell 1000 Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a positive impact on the Fund’s returns. Value stocks outperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a positive impact on the Fund’s returns.

The Fund’s underperformance of the Benchmark can be mainly attributed to sector weighting differentials. In particular, the Benchmark’s return was greatly enhanced by its exposure to REIT and utility stocks, which contributed 3.19% and 1.94%, respectively. By design, the Fund does not invest in REIT and utility stocks. For the former, due to its special tax implications, and for the latter, due to the regulated nature of the industry, which we believe diminishes the risk and return profile.

Returns for the Fiscal Year Ended September 30, 2016

Russell 2000® Value Index	18.81%
Russell 3000® Value Index	16.38%
Russell 1000® Value Index	16.20%
Russell Microcap® Value Index	15.72%
Russell 2000® Index (small cap)	15.47%
Russell 3000® Index (broad market)	14.96%
Russell 1000® Index (large cap)	14.93%
Russell 1000® Growth Index	13.76%
Russell 3000® Growth Index	13.64%
Russell Microcap® Index (microcap)	13.47%
Russell 2000® Growth Index	12.12%
Russell Microcap® Growth Index	10.27%

Source: Russell Investment Group

Vericimetry Funds

PERFORMANCE SUMMARY (Unaudited)
September 30, 2016

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000 Value Index*

Total Returns For the periods ended September 30, 2016
	One Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	12.01%	13.32%
Russell 2000 Value Index*	18.81%	12.41%

*

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.60% and gross expense ratio of 0.69% are reflective of the information disclosed in the Fund’s prospectus dated January 28, 2016 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2017 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS – 97.8%
BASIC MATERIALS – 5.1%
A Schulman, Inc.	13,950	$406,224
Aceto Corp.	1,165	22,123
AK Steel Holding Corp.*[1]	30,800	148,764
Allegheny Technologies, Inc.[1]	22,200	401,154
American Vanguard Corp.	11,500	184,690
Cabot Corp.	500	26,205
Calgon Carbon Corp.	1,700	25,789
Carpenter Technology Corp.	9,900	408,474
Century Aluminum Co.*	34,700	241,165
Chemours Co.[1]	22,400	358,400
Chemtura Corp.*	22,300	731,663
Clearwater Paper Corp.*[1]	3,800	245,746
Cliffs Natural Resources, Inc.*[1]	53,350	312,098
Coeur Mining, Inc.*	40,600	480,298
Commercial Metals Co.[1]	30,100	487,319
CSW Industrials, Inc.*	2,960	95,874
Domtar Corp.[1]	1,500	55,695
Fairmount Santrol Holdings, Inc.*[1]	22,451	190,384
Ferroglobe PLC	12,900	116,487
Friedman Industries, Inc.[1]	1,000	5,320
Gold Resource Corp.[1]	23,100	171,402
Gulf Resources, Inc.*	31,900	68,266
Hawkins, Inc.	1,790	77,561
Hecla Mining Co.[1]	143,200	816,240
Huntsman Corp.	6,950	113,077
Innophos Holdings, Inc.	1,200	46,836
Innospec, Inc.	1,550	94,256
Kaiser Aluminum Corp.[1]	8,813	762,236
KMG Chemicals, Inc.	4,031	114,198
Koppers Holdings, Inc.*	8,200	263,876
Kraton Corp.*[1]	21,900	767,376
Kronos Worldwide, Inc.[1]	33,700	279,373
Landec Corp.*	5,300	71,073
Materion Corp.	6,400	196,544
McEwen Mining, Inc.[1]	54,500	200,015
Minerals Technologies, Inc.[1]	2,500	176,725
Oil-Dri Corp. of America	2,200	82,808
Olin Corp.[1]	21,870	448,772
OMNOVA Solutions, Inc.*	6,900	58,236
PH Glatfelter Co.	28,767	623,669
PolyOne Corp.	4,100	138,621
Rayonier Advanced Materials, Inc.[1]	5,100	68,187
Royal Gold, Inc.	1,300	100,659
Ryerson Holding Corp.*[1]	7,400	83,546
Schnitzer Steel Industries, Inc. - Class A1	7,500	156,750
Schweitzer-Mauduit International, Inc.	3,300	127,248
Sensient Technologies Corp.	1,900	144,020
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Stepan Co.	8,850	643,041
Stillwater Mining Co.*	22,600	301,936
Tahoe Resources, Inc.	9,500	121,885
Tronox Ltd. - Class A1	19,700	184,589
U.S. Silica Holdings, Inc.[1]	9,100	423,696
United States Lime & Minerals, Inc.	500	33,000
United States Steel Corp.[1]	6,400	120,704
Univar, Inc.*	5,400	117,990
Valhi, Inc.	27,946	64,276
Worthington Industries, Inc.	3,300	158,499
		13,365,058
COMMUNICATIONS – 5.4%
1-800-Flowers.com, Inc. - Class A*	12,713	116,578
A H Belo Corp. - Class A	9,635	70,817
A10 Networks, Inc.*	7,600	81,244
ADTRAN, Inc.	3,200	61,248
Alaska Communications Systems Group, Inc.*	22,400	38,528
ATN International, Inc.	2,529	164,486
Aware, Inc.*	3,673	19,467
Bankrate, Inc.*	10,300	87,344
Bazaarvoice, Inc.*	29,600	174,936
Black Box Corp.	7,800	108,420
Blucora, Inc.*	17,500	196,000
Box, Inc.*	5,500	86,680
CalAmp Corp.*	2,900	40,455
Calix, Inc.*	2,500	18,375
Chegg, Inc.*[1]	11,000	77,990
Cincinnati Bell, Inc.*[1]	33,850	138,108
Clear Channel Outdoor Holdings, Inc. - Class A	30,100	175,784
ClearOne, Inc.	1,100	12,309
Comtech Telecommunications Corp.	4,426	56,697
Consolidated Communications Holdings, Inc.[1]	3,800	95,912
Daily Journal Corp.*	300	65,700
DHI Group, Inc.*	1,700	13,413
DigitalGlobe, Inc.*	7,700	211,750
EarthLink Holdings Corp.	28,400	176,080
EchoStar Corp. - Class A*	4,800	210,384
Entercom Communications Corp. - Class A1	26,300	340,322
Entravision Communications Corp. - Class A	14,600	111,398
ePlus, Inc.*	4,640	438,062
EVINE Live, Inc.*	16,900	38,701
EW Scripps Co. - Class A*	18,016	286,454
Finisar Corp.*[1]	23,400	697,320

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
FTD Cos., Inc.*[1]	5,246	$107,910
Gigamon, Inc.*	2,000	109,600
Global Sources Ltd.*	8,966	76,032
Gogo, Inc.*[1]	18,200	200,928
Gray Television, Inc.*[1]	13,900	144,004
Gray Television, Inc. - Class A*[1]	4,881	49,908
Harmonic, Inc.*[1]	39,400	233,642
Hawaiian Telcom Holdco, Inc.*	1,100	24,629
HC2 Holdings, Inc.*[1]	10,500	57,225
Houghton Mifflin Harcourt Co.*	800	10,728
IDT Corp. - Class B	3,200	55,168
Infoblox, Inc.*	8,900	234,693
InterDigital, Inc.	3,000	237,600
Intralinks Holdings, Inc.*	13,100	131,786
Iridium Communications, Inc.*[1]	25,000	202,750
Ixia*	13,000	162,500
Lands' End, Inc.*[1]	1,200	17,400
Lee Enterprises, Inc.*[1]	15,582	58,433
Limelight Networks, Inc.*	27,700	51,799
Liquidity Services, Inc.*	10,500	118,020
Marchex, Inc. - Class B*	11,000	30,470
Media General, Inc.*[1]	18,100	333,583
MeetMe, Inc.*[1]	39,200	243,040
Meredith Corp.[1]	6,200	322,338
ModusLink Global Solutions, Inc.*	17,900	29,356
NeoPhotonics Corp.*[1]	16,580	270,917
NETGEAR, Inc.*[1]	9,400	568,606
NeuStar, Inc. - Class A*[1]	2,600	69,134
New Media Investment Group, Inc.	11,000	170,500
New York Times Co. - Class A	9,900	118,305
Oclaro, Inc.*[1]	65,750	562,163
ORBCOMM, Inc.*[1]	22,900	234,725
PC-Tel, Inc.	6,554	34,671
Perficient, Inc.*	4,500	90,675
Plantronics, Inc.	1,600	83,136
Preformed Line Products Co.	600	25,302
Radio One, Inc. - Class D*[1]	24,078	72,956
Rapid7, Inc.*[1]	4,100	72,365
RealNetworks, Inc.*[1]	10,490	46,785
RetailMeNot, Inc.*	5,500	54,395
Saga Communications, Inc. - Class A1	3,300	149,622
Salem Media Group, Inc.	2,521	14,824
Scholastic Corp.	14,430	567,965
ShoreTel, Inc.*	7,000	56,000
Shutterfly, Inc.*	1,900	84,816
Sinclair Broadcast Group, Inc. - Class A	6,750	194,940
Sonus Networks, Inc.*	8,700	67,686
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Spok Holdings, Inc.[1]	7,800	138,996
Stamps.com, Inc.*[1]	2,800	264,628
TechTarget, Inc.*	4,900	39,494
Telephone & Data Systems, Inc.[1]	15,200	413,136
Time, Inc.[1]	16,400	237,472
TiVo Corp.*[1]	28,460	554,401
Travelzoo, Inc.*	4,100	52,603
tronc, Inc.[1]	3,100	52,328
United States Cellular Corp.*	3,000	109,020
Viavi Solutions, Inc.*	26,300	194,357
Vonage Holdings Corp.*	51,100	337,771
WebMD Health Corp.*	1,300	64,610
West Corp.	550	12,144
Windstream Holdings, Inc.[1]	20,700	208,035
YuMe, Inc.*[1]	11,700	46,449
		13,990,436
CONSUMER, CYCLICAL – 13.8%
Abercrombie & Fitch Co. - Class A	5,700	90,573
Accuride Corp.*	20,100	51,456
AMC Entertainment Holdings, Inc. - Class A1	13,140	408,523
America's Car-Mart, Inc.*[1]	3,700	134,643
American Eagle Outfitters, Inc.[1]	13,600	242,896
American Woodmark Corp.*	3,000	241,710
Ark Restaurants Corp.	100	2,271
Ascena Retail Group, Inc.*[1]	14,955	83,598
AV Homes, Inc.*[1]	4,120	68,557
Barnes & Noble Education, Inc.*	16,887	161,609
Barnes & Noble, Inc.	29,300	331,090
Bassett Furniture Industries, Inc.	4,950	115,088
Beacon Roofing Supply, Inc.*	5,910	248,634
Beazer Homes USA, Inc.*[1]	11,200	130,592
Belmond Ltd. - Class A*[1]	21,400	271,994
Big 5 Sporting Goods Corp.[1]	24,700	336,414
Big Lots, Inc.[1]	2,800	133,700
Biglari Holdings, Inc.*	567	247,223
BJ's Restaurants, Inc.*	4,450	158,197
Blue Bird Corp.*[1]	3,500	51,135
Boot Barn Holdings, Inc.*[1]	4,700	53,486
Boyd Gaming Corp.*[1]	13,300	263,074
Build-A-Bear Workshop, Inc.*	3,371	34,924
Burlington Stores, Inc.*	4,200	340,284
Cabela's, Inc.*[1]	2,200	120,846
Caesars Acquisition Co. - Class A*[1]	32,200	399,924
Caleres, Inc.	8,100	204,849
Callaway Golf Co.	25,050	290,830
Carmike Cinemas, Inc.*	1,480	48,381

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Carrols Restaurant Group, Inc.*	9,076	$119,894
Casey's General Stores, Inc.[1]	4,200	504,630
Cato Corp. - Class A	5,100	167,739
Cavco Industries, Inc.*	1,100	108,955
Century Casinos, Inc.*	5,600	38,696
Century Communities, Inc.*	2,172	46,720
Children's Place, Inc.[1]	9,240	737,999
China Automotive Systems, Inc.*	12,200	50,630
Choice Hotels International, Inc.[1]	4,000	180,320
Churchill Downs, Inc.[1]	960	140,496
Citi Trends, Inc.	4,100	81,713
ClubCorp Holdings, Inc.[1]	5,200	75,244
Columbia Sportswear Co.	10,816	613,700
Commercial Vehicle Group, Inc.*	27,400	158,372
CompX International, Inc.	100	1,158
Cooper Tire & Rubber Co.	4,200	159,684
Cooper-Standard Holding, Inc.*	4,350	429,780
Copa Holdings S.A. - Class A1	1,900	167,067
Core-Mark Holding Co., Inc.	3,976	142,341
Cracker Barrel Old Country Store, Inc.	100	13,222
Crown Crafts, Inc.	3,760	38,014
CST Brands, Inc.[1]	2,925	140,663
Culp, Inc.	2,150	64,006
Daktronics, Inc.	10,700	102,078
Dana, Inc.	9,300	144,987
Dave & Buster's Entertainment, Inc.*[1]	2,500	97,950
Deckers Outdoor Corp.*[1]	3,900	232,245
Del Frisco's Restaurant Group, Inc.*	4,600	61,962
Del Taco Restaurants, Inc.*[1]	6,600	78,672
Delta Apparel, Inc.*[1]	2,000	32,920
Denny's Corp.*	5,700	60,933
Dolby Laboratories, Inc. - Class A	5,000	271,450
Dorman Products, Inc.*	5,700	364,230
Douglas Dynamics, Inc.[1]	4,400	140,536
DTS, Inc.	2,700	114,858
Eldorado Resorts, Inc.*[1]	9,700	136,382
Ethan Allen Interiors, Inc.[1]	3,300	103,191
EZCORP, Inc. - Class A*	27,400	303,044
Federal-Mogul Holdings Corp.*	5,736	55,123
Finish Line, Inc. - Class A	9,300	214,644
FirstCash, Inc.	18,408	866,649
Flexsteel Industries, Inc.	4,372	226,120
Fox Factory Holding Corp.*	6,200	142,414
Fred's, Inc. - Class A1	6,400	57,984
Freshpet, Inc.*[1]	8,100	70,065
G&K Services, Inc. - Class A	7,900	754,371
Gaia, Inc.*	7,700	55,440
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Genesco, Inc.*	3,000	163,380
Golden Entertainment, Inc.	4,000	49,880
Green Brick Partners, Inc.*[1]	11,898	98,277
Group 1 Automotive, Inc.	6,000	383,280
Guess?, Inc.	9,850	143,908
Haverty Furniture Cos., Inc.	3,600	72,144
Hawaiian Holdings, Inc.*[1]	32,512	1,580,083
Herman Miller, Inc.[1]	2,600	74,360
Hooker Furniture Corp.	5,960	145,960
Horizon Global Corp.*	4,300	85,699
Iconix Brand Group, Inc.*	9,000	73,080
Installed Building Products, Inc.*[1]	3,900	139,893
International Speedway Corp. - Class A	4,400	147,048
Interval Leisure Group, Inc.	7,200	123,624
Intrawest Resorts Holdings, Inc.*[1]	24,300	394,146
iRobot Corp.*	1,700	74,766
Isle of Capri Casinos, Inc.*	14,700	327,516
J.C. Penney Co., Inc.*[1]	17,000	156,740
Jack in the Box, Inc.[1]	2,170	208,190
JAKKS Pacific, Inc.*[1]	8,300	71,712
JetBlue Airways Corp.*[1]	27,770	478,755
Johnson Outdoors, Inc. - Class A	4,400	160,028
KB Home	17,400	280,488
Kewaunee Scientific Corp.	1,300	30,966
Kimball International, Inc. - Class B	9,000	116,460
La-Z-Boy, Inc.	7,430	182,481
LGI Homes, Inc.*[1]	4,400	162,096
Libbey, Inc.	2,492	44,482
Lifetime Brands, Inc.	2,947	39,667
Luby's, Inc.*	5,600	24,024
Lumber Liquidators Holdings, Inc.*	4,200	82,614
M/I Homes, Inc.*	7,500	176,775
Malibu Boats, Inc. - Class A*	3,400	50,660
Marcus Corp.	9,780	244,891
Marine Products Corp.	13,460	120,736
MarineMax, Inc.*	12,500	261,875
Marriott Vacations Worldwide Corp.[1]	12,200	894,504
MDC Holdings, Inc.	14,200	366,360
Meritage Homes Corp.*	6,300	218,610
Meritor, Inc.*	13,600	151,368
Miller Industries, Inc.	5,025	114,520
Modine Manufacturing Co.*	9,004	106,787
Monarch Casino & Resort, Inc.*	8,300	208,911
Movado Group, Inc.	4,950	106,326
NACCO Industries, Inc. - Class A	2,580	175,337
Nathan's Famous, Inc.*	800	42,036
National CineMedia, Inc.	6,600	97,152

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Conti.nued)
CONSUMER, CYCLICAL (Continued)
Nautilus, Inc.*	8,100	$184,032
Navistar International Corp.*[1]	11,400	260,946
New York & Co., Inc.*	9,615	21,730
Nu Skin Enterprises, Inc. - Class A1	8,300	537,674
Office Depot, Inc.	49,000	174,930
Oxford Industries, Inc.	1,500	101,550
Party City Holdco, Inc.*[1]	8,800	150,656
PC Connection, Inc.	18,742	495,164
PCM, Inc.*	7,900	170,166
Penn National Gaming, Inc.*	3,787	51,390
Performance Sports Group Ltd.*[1]	21,800	88,508
Perry Ellis International, Inc.*[1]	9,100	175,448
PetMed Express, Inc.[1]	5,300	107,484
Pool Corp.[1]	2,400	226,848
Potbelly Corp.*	5,000	62,150
RCI Hospitality Holdings, Inc.[1]	6,300	72,639
Reading International, Inc. - Class A*	17,200	229,620
Red Lion Hotels Corp.*	12,700	105,918
Regal Entertainment Group - Class A1	12,830	279,052
Regis Corp.*	23,946	300,522
Ruby Tuesday, Inc.*	13,800	34,500
Rush Enterprises, Inc. - Class A*	9,337	228,570
Rush Enterprises, Inc. - Class B*[1]	4,880	118,633
ScanSource, Inc.*	4,400	160,600
Scientific Games Corp. - Class A*	7,500	84,525
Select Comfort Corp.*[1]	9,250	199,800
Sequential Brands Group, Inc.*[1]	8,700	69,600
Shoe Carnival, Inc.	7,700	205,282
Skechers U.S.A., Inc. - Class A*	5,110	117,019
Skullcandy, Inc.*[1]	3,890	24,663
Skyline Corp.*[1]	4,300	58,867
SkyWest, Inc.[1]	30,980	818,182
Sonic Automotive, Inc. - Class A1	8,300	156,040
Sonic Corp.	2,500	65,450
Spartan Motors, Inc.	11,227	107,555
Speedway Motorsports, Inc.	18,019	321,819
Stage Stores, Inc.[1]	14,800	83,028
Standard Motor Products, Inc.	1,700	81,192
Steelcase, Inc. - Class A	8,480	117,787
Strattec Security Corp.	900	31,770
Superior Industries International, Inc.	13,600	396,576
Superior Uniform Group, Inc.	6,054	119,809
Supreme Industries, Inc. - Class A	15,465	298,474
Systemax, Inc.	1,119	8,862
Tailored Brands, Inc.[1]	8,200	128,740
Tandy Leather Factory, Inc.*	276	2,114
Taylor Morrison Home Corp. - Class A*	7,500	132,000
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Texas Roadhouse, Inc.	3,800	148,314
Tilly's, Inc. - Class A*[1]	17,700	166,203
Titan International, Inc.[1]	20,250	204,930
Titan Machinery, Inc.*[1]	2,500	26,000
Toro Co.	5,400	252,936
TRI Pointe Group, Inc.*	9,500	125,210
Triton International Ltd./Bermuda	4,975	65,620
Tupperware Brands Corp.[1]	1,700	111,129
UCP, Inc. - Class A*[1]	2,900	25,549
Unifi, Inc.*	3,797	111,746
UniFirst Corp.	3,900	514,254
Universal Electronics, Inc.*	5,800	431,868
Vail Resorts, Inc.[1]	1,600	251,008
Vera Bradley, Inc.*[1]	7,800	118,170
Virco Manufacturing Corp.*	5,478	22,624
Vista Outdoor, Inc.*	1,000	39,860
Visteon Corp.	1,100	78,826
Wabash National Corp.*[1]	8,800	125,312
WCI Communities, Inc.*	7,190	170,547
Wendy's Co.[1]	56,800	613,440
Wesco Aircraft Holdings, Inc.*	5,000	67,150
WESCO International, Inc.*[1]	5,650	347,418
West Marine, Inc.*[1]	3,900	32,253
Weyco Group, Inc.	397	10,667
William Lyon Homes - Class A*[1]	5,400	100,170
Winnebago Industries, Inc.[1]	1,000	23,570
Wolverine World Wide, Inc.	10,000	230,300
World Fuel Services Corp.	800	37,008
Zumiez, Inc.*[1]	1,500	27,000
		36,035,353
CONSUMER, NON-CYCLICAL – 14.8%
Aaron's, Inc.	8,800	223,696
Abeona Therapeutics, Inc.*[1]	13,000	78,000
ABM Industries, Inc.	11,450	454,565
Accelerate Diagnostics, Inc.*[1]	4,800	130,848
Acceleron Pharma, Inc.*[1]	2,500	90,475
ACCO Brands Corp.*	54,600	526,344
Achaogen, Inc.*	11,800	56,522
Acme United Corp.	2,100	43,344
Acorda Therapeutics, Inc.*	1,100	22,968
Addus HomeCare Corp.*	2,700	70,632
Agenus, Inc.*[1]	12,400	89,032
Aimmune Therapeutics, Inc.*[1]	5,200	78,000
Albany Molecular Research, Inc.*[1]	3,200	52,832
Alico, Inc.	400	10,744
Almost Family, Inc.*	1,700	62,509
Amedisys, Inc.*	11,402	540,911

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
American Public Education, Inc.*	3,000	$59,430
Amplify Snack Brands, Inc.*[1]	8,100	131,220
Amsurg Corp.*[1]	12,140	813,987
Analogic Corp.[1]	2,100	186,060
Andersons, Inc.	7,000	253,260
AngioDynamics, Inc.*	9,700	170,138
ANI Pharmaceuticals, Inc.*[1]	1,700	112,795
Anika Therapeutics, Inc.*	2,000	95,700
Antares Pharma, Inc.*[1]	47,500	79,800
Aptevo Therapeutics, Inc.*	1,450	3,712
Aratana Therapeutics, Inc.*	8,500	79,560
ARIAD Pharmaceuticals, Inc.*	3,800	52,022
Array BioPharma, Inc.*	20,700	139,725
Ascent Capital Group, Inc. - Class A*	4,700	108,899
Assembly Biosciences, Inc.*[1]	8,023	57,846
AstroNova, Inc.	3,800	56,354
Atara Biotherapeutics, Inc.*[1]	4,500	96,255
Aviragen Therapeutics, Inc.*	26,800	51,456
Avis Budget Group, Inc.*	9,400	321,574
Avon Products, Inc.[1]	73,900	418,274
B&G Foods, Inc.[1]	2,700	132,786
Barrett Business Services, Inc.	3,500	173,635
Bellicum Pharmaceuticals, Inc.*[1]	2,300	45,770
BioTelemetry, Inc.*	5,800	107,706
Bluebird Bio, Inc.*[1]	6,200	420,236
Blueprint Medicines Corp.*[1]	5,000	148,500
Bovie Medical Corp.*	23,200	120,872
Brink's Co.	800	29,664
CAI International, Inc.*	4,900	40,523
Cal-Maine Foods, Inc.[1]	6,150	237,021
Calavo Growers, Inc.	1,100	71,973
Cambium Learning Group, Inc.*	17,240	93,613
Capella Education Co.	900	52,236
Cardtronics PLC - Class A*[1]	1,000	44,600
Care.com, Inc.*	8,700	86,652
Career Education Corp.*	15,506	105,286
Carriage Services, Inc.[1]	4,900	115,885
Cascadian Therapeutics, Inc.*	30,900	50,676
CBIZ, Inc.*	14,300	160,017
Cempra, Inc.*[1]	3,500	84,700
Central Garden & Pet Co.*[1]	25,362	659,412
Central Garden & Pet Co. - Class A*	39,070	968,936
Cerus Corp.*[1]	9,300	57,753
Chemed Corp.	1,000	141,070
Coca-Cola Bottling Co. Consolidated[1]	200	29,632
Coherus Biosciences, Inc.*[1]	4,300	115,154
Collegium Pharmaceutical, Inc.*[1]	5,100	98,226
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
CONMED Corp.	7,900	316,474
CorVel Corp.*	5,500	211,200
CPI Card Group, Inc.[1]	7,800	47,112
CRA International, Inc.*	5,000	132,950
Craft Brew Alliance, Inc.*	7,700	144,991
Cross Country Healthcare, Inc.*	9,700	114,266
CryoLife, Inc.[1]	8,000	140,560
CSS Industries, Inc.	7,200	184,176
Cumberland Pharmaceuticals, Inc.*	11,500	57,615
Cynosure, Inc. - Class A*	2,676	136,315
Darling Ingredients, Inc.*	45,400	613,354
Dean Foods Co.[1]	8,000	131,200
Dermira, Inc.*	1,800	60,876
DeVry Education Group, Inc.[1]	7,800	179,868
Dicerna Pharmaceuticals, Inc.*	11,800	69,384
Dimension Therapeutics, Inc.*[1]	6,200	49,538
Edgewater Technology, Inc.*	5,000	42,500
Enanta Pharmaceuticals, Inc.*	2,000	53,220
EndoChoice Holdings, Inc.*	6,400	51,072
Ennis, Inc.	13,400	225,790
Ensign Group, Inc.	9,840	198,079
Enzo Biochem, Inc.*	8,100	41,229
Everi Holdings, Inc.*[1]	23,400	57,798
EVERTEC, Inc.	4,600	77,188
Exactech, Inc.*	2,600	70,278
Exelixis, Inc.*	38,500	492,415
Farmer Brothers Co.*	2,200	78,210
Female Health Co.*[1]	16,400	20,008
Five Prime Therapeutics, Inc.*	6,000	314,940
FONAR Corp.*	4,520	92,841
Fortress Biotech, Inc.*[1]	12,700	37,719
Foundation Medicine, Inc.*[1]	3,200	74,720
Franklin Covey Co.*	3,700	65,897
Fresh Del Monte Produce, Inc.[1]	34,100	2,042,590
FTI Consulting, Inc.*[1]	12,200	543,632
Genocea Biosciences, Inc.*	8,900	45,568
Glaukos Corp.*	2,000	75,480
Golden Enterprises, Inc.	4,278	51,293
Grand Canyon Education, Inc.*	600	24,234
Great Lakes Dredge & Dock Corp.*	5,600	19,600
Green Dot Corp. - Class A*	24,700	569,582
Hackett Group, Inc.	14,600	241,192
HealthEquity, Inc.*	3,600	136,260
Healthways, Inc.*	11,300	298,998
Heidrick & Struggles International, Inc.	3,700	68,635
Helen of Troy Ltd.*[1]	2,470	212,840
Heska Corp.*	4,100	223,163

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Huron Consulting Group, Inc.*	1,800	$107,568
ICF International, Inc.*	4,398	194,919
ICU Medical, Inc.*	2,000	252,760
Ignyta, Inc.*	8,000	50,320
Impax Laboratories, Inc.*[1]	4,700	111,390
InfuSystem Holdings, Inc.*	8,976	24,864
Ingles Markets, Inc. - Class A1	6,900	272,826
Insperity, Inc.[1]	4,150	301,456
Integer Holdings Corp.*	3,260	70,709
Inter Parfums, Inc.	5,000	161,350
Invacare Corp.	5,400	60,318
Invuity, Inc.*[1]	3,700	50,764
iRadimed Corp.*[1]	1,800	30,582
J&J Snack Foods Corp.	700	83,384
John B Sanfilippo & Son, Inc.	3,168	162,613
K12, Inc.*	7,250	104,038
K2M Group Holdings, Inc.*	4,300	76,454
Karyopharm Therapeutics, Inc.*	5,300	51,569
Kelly Services, Inc. - Class A	10,000	192,200
Kindred Biosciences, Inc.*	10,700	53,179
Kindred Healthcare, Inc.[1]	19,100	195,202
Kite Pharma, Inc.*[1]	2,900	161,994
Korn/Ferry International	4,500	94,500
Kura Oncology, Inc.*[1]	8,800	55,000
Lancaster Colony Corp.[1]	600	79,254
Landauer, Inc.	1,300	57,824
Lannett Co., Inc.*[1]	3,700	98,309
Lantheus Holdings, Inc.*	6,000	49,680
LendingTree, Inc.*[1]	2,300	222,893
Lexicon Pharmaceuticals, Inc.*[1]	6,300	113,841
LHC Group, Inc.*[1]	4,200	154,896
LifePoint Health, Inc.*[1]	13,000	769,990
Lifevantage Corp.*[1]	21,600	204,336
Lincoln Educational Services Corp.*	22,700	49,940
Madrigal Pharmaceuticals, Inc.*	4,400	55,792
Magellan Health, Inc.*	10,100	542,673
MarketAxess Holdings, Inc.[1]	3,900	645,801
Matthews International Corp. - Class A	3,530	214,483
McGrath RentCorp[1]	4,435	140,634
Medifast, Inc.	3,400	128,486
MEI Pharma, Inc.*	19,100	33,616
Merit Medical Systems, Inc.*	11,500	279,335
MGP Ingredients, Inc.[1]	8,246	334,128
Minerva Neurosciences, Inc.*[1]	11,400	160,911
Molina Healthcare, Inc.*[1]	1,900	110,808
Monster Worldwide, Inc.*	22,300	80,503
NantKwest, Inc.*[1]	9,800	76,244
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
National HealthCare Corp.	2,800	184,772
Natural Alternatives International, Inc.*	4,201	55,201
Nature's Sunshine Products, Inc.	5,300	84,800
Natus Medical, Inc.*	5,300	208,237
Navigant Consulting, Inc.*	13,900	281,058
Neff Corp. - Class A*	6,800	64,600
Nutraceutical International Corp.*	1,351	42,205
Nutrisystem, Inc.[1]	4,600	136,574
Omega Protein Corp.*	19,417	453,775
On Assignment, Inc.*	600	21,774
OraSure Technologies, Inc.*[1]	12,000	95,640
Orthofix International N.V.*	2,000	85,540
Owens & Minor, Inc.	8,600	298,678
PAREXEL International Corp.*	415	28,822
Patriot National, Inc.*[1]	5,600	50,456
Performant Financial Corp.*	19,000	56,050
PharMerica Corp.*	13,600	381,752
Post Holdings, Inc.*[1]	8,050	621,218
Prestige Brands Holdings, Inc.*	9,910	478,356
Primo Water Corp.*	6,800	82,484
Providence Service Corp.*	1,050	51,062
PTC Therapeutics, Inc.*	11,000	154,110
Quad/Graphics, Inc.	12,725	340,012
RCM Technologies, Inc.	8,200	54,202
REGENXBIO, Inc.*	4,100	57,441
Rent-A-Center, Inc.	8,270	104,533
Resources Connection, Inc.	498	7,440
Retrophin, Inc.*[1]	8,000	179,040
Revlon, Inc. - Class A*	5,050	185,739
RR Donnelley & Sons Co.[1]	13,096	205,869
RTI Surgical, Inc.*	11,800	36,934
Sanderson Farms, Inc.[1]	6,250	602,063
Sarepta Therapeutics, Inc.*	3,000	184,230
SciClone Pharmaceuticals, Inc.*	13,532	138,703
Seaboard Corp.*	64	220,160
Select Medical Holdings Corp.*	29,249	394,862
Seneca Foods Corp. - Class A*	1,900	53,656
ServiceSource International, Inc.*[1]	12,100	59,048
Snyder's-Lance, Inc.[1]	7,700	258,566
Sotheby's1	4,500	171,090
SpartanNash Co.[1]	16,200	468,504
Strayer Education, Inc.*[1]	1,550	72,354
Sucampo Pharmaceuticals, Inc. - Class A*	1,300	16,003
Supernus Pharmaceuticals, Inc.*[1]	9,800	242,354
SUPERVALU, Inc.*	23,200	115,768
Surgery Partners, Inc.*	2,700	54,648
Surgical Care Affiliates, Inc.*	2,800	136,528

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Surmodics, Inc.*	3,000	$90,270
Team, Inc.*	1,500	49,065
TherapeuticsMD, Inc.*[1]	2,800	19,068
Threshold Pharmaceuticals, Inc.*[1]	41,600	28,184
Travelport Worldwide Ltd.	8,700	130,761
Triple-S Management Corp. - Class B*	8,100	177,633
United Natural Foods, Inc.*	8,100	324,324
Universal American Corp.	18,110	138,542
Universal Corp.[1]	8,410	489,630
USANA Health Sciences, Inc.*	700	96,845
USMD Holdings, Inc.*[1]	5,157	116,754
Vanda Pharmaceuticals, Inc.*	6,600	109,824
VCA, Inc.*	5,156	360,817
Veracyte, Inc.*	7,200	54,792
Versartis, Inc.*[1]	10,400	127,400
Viad Corp.	7,500	276,525
Village Super Market, Inc. - Class A	504	16,133
Volt Information Sciences, Inc.*	687	4,362
Voyager Therapeutics, Inc.*[1]	1,100	13,211
VWR Corp.*	4,100	116,276
WD-40 Co.	1,000	112,430
Weis Markets, Inc.	7,452	394,956
WellCare Health Plans, Inc.*	600	70,254
Willdan Group, Inc.*	3,500	61,425
Wright Medical Group N.V.*[1]	6,000	147,180
		38,676,781
DIVERSIFIED – 0.0%
HRG Group, Inc.*	5,900	92,630

ENERGY – 6.4%
Abraxas Petroleum Corp.*	79,400	134,186
Adams Resources & Energy, Inc.	1,175	46,201
Alon USA Energy, Inc.	10,000	80,600
Approach Resources, Inc.*[1]	15,400	52,052
Archrock, Inc.	52,700	689,316
Bill Barrett Corp.*[1]	6,400	35,584
Bristow Group, Inc.[1]	5,119	71,768
Callon Petroleum Co.*[1]	85,600	1,343,920
Carrizo Oil & Gas, Inc.*[1]	430	17,467
Clayton Williams Energy, Inc.*[1]	14,500	1,238,880
Clean Energy Fuels Corp.*[1]	17,100	76,437
CONSOL Energy, Inc.[1]	13,300	255,360
Dawson Geophysical Co.*	20,366	155,393
Delek U.S. Holdings, Inc.	15,570	269,205
Denbury Resources, Inc.*	28,700	92,701
Dril-Quip, Inc.*[1]	2,100	117,054
Eclipse Resources Corp.*	14,400	47,376
COMMON STOCKS (Continued)
ENERGY (Continued)
Era Group, Inc.*	4,800	38,640
Evolution Petroleum Corp.	7,900	49,612
Flotek Industries, Inc.*[1]	8,100	117,774
Forum Energy Technologies, Inc.*	10,307	204,697
FutureFuel Corp.	3,400	38,352
Geospace Technologies Corp.*[1]	4,400	85,712
Gran Tierra Energy, Inc.*[1]	29,400	88,494
Green Plains, Inc.	15,500	406,100
Hallador Energy Co.	10,000	78,800
Helix Energy Solutions Group, Inc.*	43,800	356,094
Independence Contract Drilling, Inc.*	8,000	42,000
Laredo Petroleum, Inc.*	6,100	78,690
Matador Resources Co.*[1]	8,300	202,022
McDermott International, Inc.*[1]	69,240	346,892
MRC Global, Inc.*	15,200	249,736
Murphy USA, Inc.*[1]	2,900	206,944
Natural Gas Services Group, Inc.*	10,541	259,203
Newpark Resources, Inc.*[1]	44,100	324,576
NOW, Inc.*[1]	15,350	328,950
Oasis Petroleum, Inc.*[1]	54,400	623,968
Oil States International, Inc.*[1]	3,700	116,809
Pacific Ethanol, Inc.*[1]	11,100	76,701
Parker Drilling Co.*[1]	56,722	123,087
Parsley Energy, Inc. - Class A*	11,600	388,716
Patterson-UTI Energy, Inc.[1]	28,100	628,597
PBF Energy, Inc. - Class A1	7,820	177,045
PDC Energy, Inc.*[1]	13,800	925,428
PHI, Inc.*	3,000	54,510
Pioneer Energy Services Corp.*	100	404
Renewable Energy Group, Inc.*	18,400	155,848
REX American Resources Corp.*[1]	6,718	569,418
Rice Energy, Inc.*	11,200	292,432
Ring Energy, Inc.*[1]	4,900	53,655
Rowan Cos. Plc - Class A1	17,600	266,816
RPC, Inc.*[1]	25,000	420,000
RSP Permian, Inc.*	19,950	773,661
Sanchez Energy Corp.*[1]	10,600	93,704
SEACOR Holdings, Inc.*[1]	8,554	508,877
SemGroup Corp. - Class A1	3,100	109,616
SM Energy Co.[1]	4,700	181,326
SunCoke Energy, Inc.	19,000	152,380
Sunrun, Inc.*	17,200	108,360
Superior Energy Services, Inc.[1]	8,350	149,465
TETRA Technologies, Inc.*	21,950	134,115
Thermon Group Holdings, Inc.*[1]	4,600	90,850
Unit Corp.*[1]	15,500	288,300
Western Refining, Inc.	4,600	121,716

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Westmoreland Coal Co.*	5,200	$46,072
Willbros Group, Inc.*	10,494	19,729
WPX Energy, Inc.*[1]	55,450	731,385
		16,609,778
FINANCIAL – 26.1%
1st Constitution Bancorp	661	9,122
1st Source Corp.	10,812	385,934
Acacia Research Corp.	12,300	80,196
Access National Corp.	771	18,427
ACNB Corp.[1]	2,100	55,818
Air Lease Corp.[1]	6,500	185,770
Aircastle Ltd.[1]	19,560	388,462
Alexander & Baldwin, Inc.	3,900	149,838
Allegiance Bancshares, Inc.*	2,000	54,000
Ambac Financial Group, Inc.*	16,700	307,113
American Equity Investment Life Holding Co.	39,790	705,477
American National Bankshares, Inc.	1,366	38,180
American National Insurance Co.[1]	1,900	231,724
American River Bankshares*	1,300	14,092
Ameris Bancorp[1]	6,200	216,690
AMERISAFE, Inc.[1]	8,288	487,169
AmeriServ Financial, Inc.	6,700	22,043
Ames National Corp.[1]	500	13,830
AmTrust Financial Services, Inc.	10,152	272,378
Argo Group International Holdings Ltd.	10,194	575,145
Arlington Asset Investment Corp. - Class A1	3,400	50,286
Arrow Financial Corp.	3,094	101,580
Aspen Insurance Holdings Ltd.	5,060	235,745
Associated Banc-Corp[1]	9,400	184,146
Asta Funding, Inc.*	4,100	43,050
Astoria Financial Corp.	37,700	550,420
Atlantic Coast Financial Corp.*	3,000	18,870
Atlas Financial Holdings, Inc.*	4,340	68,442
Baldwin & Lyons, Inc. - Class B	7,000	179,410
Banc of California, Inc.[1]	4,400	76,824
BancFirst Corp.	1,192	86,432
Bancorp, Inc.*	8,500	54,570
BancorpSouth, Inc.	9,600	222,720
Bank Mutual Corp.[1]	16,001	122,888
Bank of Commerce Holdings	5,400	38,880
Bank of Hawaii Corp.[1]	1,700	123,454
Bank of Marin Bancorp	655	32,573
Bank of the Ozarks, Inc.[1]	5,700	218,880
BankFinancial Corp.	9,450	120,015
Bankwell Financial Group, Inc.	3,200	75,808
Banner Corp.	3,110	136,031
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bar Harbor Bankshares	1,821	66,867
BBX Capital Corp. - Class A*[1]	1,200	24,756
Bear State Financial, Inc.[1]	4,900	45,031
Beneficial Bancorp, Inc.	8,600	126,506
Berkshire Hills Bancorp, Inc.	9,036	250,388
Blue Capital Reinsurance Holdings Ltd.[1]	4,500	82,440
BNC Bancorp[1]	8,897	216,375
BofI Holding, Inc.*[1]	11,200	250,880
BOK Financial Corp.[1]	5,200	358,644
Boston Private Financial Holdings, Inc.[1]	11,900	152,677
Bridge Bancorp, Inc.	2,300	65,757
Brookline Bancorp, Inc.[1]	25,600	312,064
Bryn Mawr Bank Corp.	477	15,259
C&F Financial Corp.	500	21,540
Camden National Corp.	381	18,189
Capital Bank Financial Corp. - Class A1	6,722	215,843
Capital City Bank Group, Inc.	3,545	52,360
Capitol Federal Financial, Inc.	32,800	461,496
Cardinal Financial Corp.	4,200	109,578
Carolina Bank Holdings, Inc.*	2,000	39,020
Carolina Financial Corp.[1]	3,600	80,424
Cascade Bancorp*	4,886	29,609
Cass Information Systems, Inc.	1,800	101,970
Cathay General Bancorp[1]	18,000	554,040
CenterState Banks, Inc.	8,200	145,386
Central Pacific Financial Corp.	3,000	75,570
Central Valley Community Bancorp[1]	7,760	123,074
Century Bancorp, Inc. - Class A	815	36,936
Chemical Financial Corp.	11,490	507,054
Chicopee Bancorp, Inc.	2,013	37,241
Citizens & Northern Corp.	700	15,379
Citizens, Inc.*[1]	15,800	147,888
City Holding Co.[1]	1,599	80,414
Civista Bancshares, Inc.[1]	2,440	34,599
Clifton Bancorp, Inc.[1]	6,400	97,856
CNB Financial Corp.	930	19,679
CNO Financial Group, Inc.	54,580	833,437
CoBiz Financial, Inc.	4,300	57,233
Codorus Valley Bancorp, Inc.	589	12,887
Cohen & Steers, Inc.	1,300	55,575
Colony Bankcorp, Inc.*	3,800	37,582
Columbia Banking System, Inc.[1]	10,000	327,200
Community Bank System, Inc.[1]	2,700	129,897
Community Bankers Trust Corp.*	3,286	17,843
Community Financial Corp.[1]	900	20,790
Community Trust Bancorp, Inc.	680	25,235
Community West Bancshares[1]	904	7,476

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
ConnectOne Bancorp, Inc.	3,800	$68,628
Consumer Portfolio Services, Inc.*	3,800	17,442
Cowen Group, Inc. - Class A*[1]	39,400	143,022
Crawford & Co. - Class B1	8,300	94,205
CU Bancorp*	2,352	53,649
Customers Bancorp, Inc.*[1]	5,150	129,574
CVB Financial Corp.[1]	9,600	169,056
Dime Community Bancshares, Inc.	4,900	82,124
Donegal Group, Inc. - Class A	5,031	81,049
Eagle Bancorp, Inc.*	2,137	105,418
Eastern Virginia Bankshares, Inc.	2,700	21,708
Ellie Mae, Inc.*	6,590	693,927
EMC Insurance Group, Inc.	7,749	208,681
Employers Holdings, Inc.	18,200	542,906
Encore Capital Group, Inc.*[1]	1,600	35,968
Endurance Specialty Holdings Ltd.	11,916	779,902
Enova International, Inc.*	6,200	60,016
Enstar Group Ltd.*	2,700	444,069
Enterprise Financial Services Corp.	3,100	96,875
ESSA Bancorp, Inc.[1]	6,328	87,516
Evans Bancorp, Inc.	300	8,268
EverBank Financial Corp.	58,380	1,130,237
Farmers Capital Bank Corp.	2,000	59,280
Farmers National Banc Corp.[1]	5,600	60,368
FBL Financial Group, Inc. - Class A	14,400	921,168
Federal Agricultural Mortgage Corp. - Class C	7,808	308,416
Federated National Holding Co.	5,520	103,169
Fidelity & Guaranty Life[1]	3,310	76,759
Fidelity Southern Corp.	2,807	51,621
Financial Engines, Inc.[1]	4,000	118,840
Financial Institutions, Inc.	3,930	106,542
First American Financial Corp.	13,760	540,493
First Bancorp, Inc.	3,070	73,588
First BanCorp/Puerto Rico*	27,100	140,920
First Bancorp/Southern Pines NC	2,400	47,496
First Bancshares, Inc.	1,086	21,101
First Bank/Hamilton NJ*	1,300	10,894
First Busey Corp.	14,229	321,575
First Business Financial Services, Inc.	1,212	28,482
First Citizens BancShares, Inc. - Class A	1,300	382,057
First Commonwealth Financial Corp.	33,960	342,656
First Community Bancshares, Inc.[1]	2,700	66,960
First Community Corp.	700	11,025
First Defiance Financial Corp.	6,550	292,392
First Financial Bancorp	16,300	355,992
First Financial Bankshares, Inc.[1]	5,900	214,996
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Financial Corp.[1]	3,081	125,335
First Financial Northwest, Inc.	12,200	172,874
First Horizon National Corp.	13,000	197,990
First Internet Bancorp	900	20,781
First Interstate BancSystem, Inc. - Class A	7,200	226,872
First Merchants Corp.	10,105	270,309
First Mid-Illinois Bancshares, Inc.	1,732	47,214
First Midwest Bancorp, Inc.	20,500	396,880
First NBC Bank Holding Co.*	3,500	33,040
First of Long Island Corp.[1]	3,350	111,052
First South Bancorp, Inc./Washington NC	500	4,910
First United Corp.*	2,100	25,998
Flagstar Bancorp, Inc.*	7,500	208,125
Flushing Financial Corp.	8,900	211,108
FNB Corp.	37,627	462,812
FNFV Group*	6,000	74,880
Forestar Group, Inc.*[1]	6,600	77,286
Franklin Financial Network, Inc.*	2,100	78,540
FRP Holdings, Inc.*	1,800	55,926
FS Bancorp, Inc.	1,000	29,200
Fulton Financial Corp.[1]	56,400	818,928
GAIN Capital Holdings, Inc.	8,900	55,002
GAMCO Investors, Inc. - Class A	800	22,776
Genworth Financial, Inc. - Class A*	92,600	459,296
German American Bancorp, Inc.	2,558	99,583
Glacier Bancorp, Inc.[1]	13,400	382,168
Global Indemnity PLC*	2,000	59,400
Great Southern Bancorp, Inc.	2,415	98,290
Great Western Bancorp, Inc.[1]	4,960	165,267
Green Bancorp, Inc.*	8,100	88,533
Greenhill & Co., Inc.	2,500	58,925
Greenlight Capital Re Ltd. - Class A*	3,300	67,452
Guaranty Bancorp	3,000	53,550
Guaranty Federal Bancshares, Inc.	965	15,459
Hallmark Financial Services, Inc.*	7,399	76,136
Hancock Holding Co.	15,800	512,394
Hanmi Financial Corp.	2,200	57,948
Hanover Insurance Group, Inc.	6,900	520,398
Hawthorn Bancshares, Inc.	449	6,748
HCI Group, Inc.	3,300	100,188
Heartland Financial USA, Inc.	3,500	126,245
Heritage Commerce Corp.[1]	10,740	117,496
Heritage Financial Corp.	3,270	58,697
Heritage Insurance Holdings, Inc.	11,900	171,479
Heritage Oaks Bancorp	5,370	44,034
Hilltop Holdings, Inc.*	18,147	407,582
HMN Financial, Inc.*	1,020	14,887

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Home Bancorp, Inc.[1]	2,520	$70,560
HomeStreet, Inc.*	4,200	105,252
Hope Bancorp, Inc.	16,817	292,111
HopFed Bancorp, Inc.	1,074	12,040
Horace Mann Educators Corp.	15,900	582,735
Horizon Bancorp[1]	3,041	89,345
Huntington Bancshares, Inc.	23,736	234,037
IBERIABANK Corp.[1]	9,971	669,254
Impac Mortgage Holdings, Inc.*	4,700	61,993
Independence Holding Co.	9,750	167,505
Independent Bank Corp.	3,589	60,403
Independent Bank Corp./Rockland MA1	1,800	97,362
Independent Bank Group, Inc.[1]	2,400	106,008
Infinity Property & Casualty Corp.	6,740	556,926
International Bancshares Corp.[1]	15,500	461,590
INTL. FCStone, Inc.*	6,845	265,928
Investment Technology Group, Inc.	6,775	116,123
Investors Title Co.	1,300	129,350
Janus Capital Group, Inc.[1]	43,500	609,435
KCG Holdings, Inc. - Class A*	2,189	33,995
Kearny Financial Corp.	5,100	69,411
Kemper Corp.[1]	22,330	878,016
Kennedy-Wilson Holdings, Inc.[1]	6,000	135,300
Lake Sunapee Bank Group[1]	4,190	75,713
Lakeland Bancorp, Inc.	8,135	114,215
Lakeland Financial Corp.	3,450	122,199
Landmark Bancorp, Inc./Manhattan KS	441	11,585
LendingClub Corp.*[1]	23,800	147,084
Macatawa Bank Corp.	4,200	33,558
Maiden Holdings Ltd.[1]	29,540	374,863
MainSource Financial Group, Inc.	8,082	201,646
Malvern Bancorp, Inc.*	2,546	42,467
Marlin Business Services Corp.	7,400	143,412
Maui Land & Pineapple Co., Inc.*	6,277	41,177
MB Financial, Inc.[1]	12,543	477,136
MBIA, Inc.*[1]	27,200	211,888
MBT Financial Corp.	7,000	63,350
Medley Management, Inc. - Class A	6,000	50,460
Mercantile Bank Corp.	4,830	129,685
Merchants Bancshares, Inc.	1,390	45,022
Mercury General Corp.	14,100	773,385
Meta Financial Group, Inc.	3,700	224,257
MGIC Investment Corp.*	59,400	475,200
Middleburg Financial Corp.[1]	700	19,796
MidWestOne Financial Group, Inc.	2,100	63,777
MutualFirst Financial, Inc.[1]	2,626	72,819
National Bankshares, Inc.[1]	1,700	62,526
COMMON STOCKS (Continued)
FINANCIAL (Continued)
National General Holdings Corp.	7,500	166,800
National Interstate Corp.	3,300	107,349
National Western Life Group, Inc. - Class A	1,300	266,981
Nationstar Mortgage Holdings, Inc.*[1]	8,400	124,404
Navigators Group, Inc.	9,833	953,014
NBT Bancorp, Inc.[1]	5,400	177,498
Nelnet, Inc. - Class A	9,800	395,626
NewStar Financial, Inc.*	7,600	73,796
Nicolet Bankshares, Inc.*[1]	2,265	86,863
NMI Holdings, Inc. - Class A*	20,400	155,448
Northeast Bancorp	694	8,037
Northrim BanCorp, Inc.	1,620	41,715
Northwest Bancshares, Inc.	20,608	323,752
Ocean Shore Holding Co.	6,210	140,656
OceanFirst Financial Corp.[1]	11,906	229,310
Ocwen Financial Corp.*[1]	54,500	200,015
OFG Bancorp	15,100	152,661
Old Line Bancshares, Inc.[1]	1,300	25,649
Old National Bancorp[1]	33,566	471,938
Old Point Financial Corp.	861	17,788
Old Second Bancorp, Inc.	14,600	121,326
On Deck Capital, Inc.*[1]	12,200	69,540
OneBeacon Insurance Group Ltd. - Class A	10,500	149,940
Oppenheimer Holdings, Inc. - Class A	3,400	48,586
Oritani Financial Corp.[1]	8,152	128,149
Orrstown Financial Services, Inc.[1]	5,333	105,327
Pacific Mercantile Bancorp*	1,800	13,266
Pacific Premier Bancorp, Inc.*[1]	4,930	130,448
Park National Corp.[1]	2,100	201,600
Park Sterling Corp.[1]	13,789	111,967
Parke Bancorp, Inc.	2,640	39,389
Pathfinder Bancorp, Inc.	1,600	19,504
Peapack Gladstone Financial Corp.	5,295	118,661
Penns Woods Bancorp, Inc.	400	17,784
PennyMac Financial Services, Inc. - Class A*	3,200	54,432
Peoples Bancorp of North Carolina, Inc.	300	6,270
Peoples Bancorp, Inc.[1]	1,800	44,262
PHH Corp.*	24,400	352,580
Pinnacle Financial Partners, Inc.[1]	9,600	519,168
Piper Jaffray Cos.*	5,300	255,990
PRA Group, Inc.*[1]	7,700	265,958
Preferred Bank/Los Angeles CA	3,900	139,425
Premier Financial Bancorp, Inc.	2,300	39,422
Primerica, Inc.[1]	4,500	238,635
PrivateBancorp, Inc.	15,547	713,918
ProAssurance Corp.	5,500	288,640

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Provident Financial Holdings, Inc.	4,300	$84,108
Provident Financial Services, Inc.	14,800	314,204
QCR Holdings, Inc.	2,640	83,794
Radian Group, Inc.	11,700	158,535
Regional Management Corp.*	4,400	95,260
RenaissanceRe Holdings Ltd.	684	82,189
Renasant Corp.	13,203	444,017
Republic Bancorp, Inc. - Class A	300	9,324
Riverview Bancorp, Inc.	12,448	66,970
RLI Corp.	12,300	840,828
S&T Bancorp, Inc.	10,016	290,364
Safeguard Scientifics, Inc.*	300	3,888
Safety Insurance Group, Inc.	6,550	440,291
Sandy Spring Bancorp, Inc.[1]	4,031	123,268
Seacoast Banking Corp. of Florida*	7,875	126,709
Security National Financial Corp. - Class A*	6,135	35,828
Selective Insurance Group, Inc.	36,393	1,450,625
Severn Bancorp, Inc.*	2,200	14,465
Shore Bancshares, Inc.	3,600	42,408
SI Financial Group, Inc.	6,500	85,800
Sierra Bancorp	5,400	101,304
Simmons First National Corp. - Class A	5,652	282,035
SLM Corp.*	16,000	119,520
South State Corp.[1]	3,755	281,775
Southern First Bancshares, Inc.*[1]	2,000	55,160
Southern National Bancorp of Virginia, Inc.	1,800	23,490
Southside Bancshares, Inc.[1]	3,479	111,954
Southwest Bancorp, Inc.	6,100	115,839
St. Joe Co.*	5,100	93,738
State Auto Financial Corp.[1]	15,545	370,126
State Bank Financial Corp.	9,400	214,508
State National Cos., Inc.	10,900	121,208
Sterling Bancorp[1]	26,609	465,657
Stewart Information Services Corp.	12,980	576,961
Stifel Financial Corp.*	4,600	176,870
Stock Yards Bancorp, Inc.	1,950	64,272
Suffolk Bancorp	700	24,339
Summit Financial Group, Inc.[1]	4,701	90,071
Summit State Bank	2,840	38,567
Synovus Financial Corp.	8,828	287,175
TCF Financial Corp.	3,900	56,589
Territorial Bancorp, Inc.	200	5,732
Texas Capital Bancshares, Inc.*	8,700	477,804
Third Point Reinsurance Ltd.*	14,100	169,200
Timberland Bancorp, Inc.	4,878	76,828
Tompkins Financial Corp.[1]	3,729	284,933
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Towne Bank/Portsmouth VA1	7,392	177,630
Transcontinental Realty Investors, Inc.*	3,100	36,115
TriCo Bancshares	4,525	121,134
TriState Capital Holdings, Inc.*	6,900	111,435
Triumph Bancorp, Inc.*	5,600	111,104
Trupanion, Inc.*[1]	4,400	74,360
TrustCo Bank Corp. NY1	19,200	136,128
Trustmark Corp.[1]	12,350	340,366
Two River Bancorp	1,800	20,700
Umpqua Holdings Corp.	62,024	933,461
Union Bankshares Corp.[1]	11,809	316,127
United Bankshares, Inc.[1]	8,459	318,651
United Community Bancorp	995	15,005
United Community Banks, Inc.	5,600	117,712
United Community Financial Corp.	40,760	289,804
United Financial Bancorp, Inc.[1]	7,289	100,880
United Fire Group, Inc.	18,370	777,418
United Insurance Holdings Corp.	16,306	276,876
Unity Bancorp, Inc.	3,302	42,334
Universal Insurance Holdings, Inc.[1]	24,660	621,432
Univest Corp. of Pennsylvania	13,530	316,061
Validus Holdings Ltd.[1]	15,700	782,174
Valley National Bancorp	5,191	50,508
Virtus Investment Partners, Inc.[1]	500	48,930
Walker & Dunlop, Inc.*	6,900	174,294
Walter Investment Management Corp.*[1]	14,140	57,408
Washington Federal, Inc.	28,200	752,376
Washington Trust Bancorp, Inc.	3,100	124,682
WashingtonFirst Bankshares, Inc.[1]	210	5,168
Waterstone Financial, Inc.	8,924	151,619
Webster Financial Corp.[1]	22,740	864,347
WesBanco, Inc.	11,343	372,958
West Bancorporation, Inc.	2,220	43,512
Western Alliance Bancorp*	2,390	89,721
Westfield Financial, Inc.	8,700	66,555
Wintrust Financial Corp.[1]	12,300	683,511
World Acceptance Corp.*[1]	1,400	68,656
WSFS Financial Corp.	7,159	261,232
Xenith Bankshares, Inc.*[1]	13,200	30,492
Yadkin Financial Corp.	5,845	153,665
		68,261,856
INDUSTRIAL – 16.6%
AAON, Inc.	9,400	270,908
AAR Corp.	18,300	573,156
Actuant Corp. - Class A1	8,500	197,540
Advanced Energy Industries, Inc.*	8,450	399,854
Aegion Corp.*	7,989	152,350

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Aerovironment, Inc.*[1]	2,500	$61,025
Air Transport Services Group, Inc.*	45,900	658,665
Alamo Group, Inc.	4,900	322,861
Albany International Corp. - Class A	2,500	105,950
Allied Motion Technologies, Inc.[1]	5,106	96,554
Ameresco, Inc. - Class A*	7,313	38,466
American Railcar Industries, Inc.[1]	4,800	199,056
American Superconductor Corp.*[1]	9,600	67,296
Ampco-Pittsburgh Corp.	200	2,218
Applied Optoelectronics, Inc.*[1]	8,300	184,343
ArcBest Corp.	8,400	159,768
Ardmore Shipping Corp.[1]	6,600	46,464
Argan, Inc.	3,600	213,084
Arotech Corp.*	24,400	71,980
Astec Industries, Inc.[1]	6,197	371,014
Astronics Corp.*	4,200	189,210
Atlas Air Worldwide Holdings, Inc.*	13,650	584,493
AVX Corp.	10,700	147,553
AZZ, Inc.	1,600	104,432
Babcock & Wilcox Enterprises, Inc.*	4,800	79,200
Ballantyne Strong, Inc.*[1]	7,765	54,355
Barnes Group, Inc.[1]	9,900	401,445
Bel Fuse, Inc. - Class B	5,180	125,045
Benchmark Electronics, Inc.*[1]	23,800	593,810
Berry Plastics Group, Inc.*[1]	5,920	259,592
Boise Cascade Co.*	5,000	127,000
Brady Corp. - Class A	7,900	273,419
Briggs & Stratton Corp.	20,700	386,055
Broadwind Energy, Inc.*	18,500	81,400
Builders FirstSource, Inc.*	6,400	73,664
BWX Technologies, Inc.	6,800	260,916
CECO Environmental Corp.	8,800	99,264
Celadon Group, Inc.	12,300	107,502
Chart Industries, Inc.*	5,900	193,697
Chase Corp.	1,700	117,504
CIRCOR International, Inc.[1]	1,600	95,296
CLARCOR, Inc.	2,800	182,000
ClearSign Combustion Corp.*[1]	7,300	43,800
Coherent, Inc.*	7,989	883,104
Colfax Corp.*[1]	3,200	100,576
Columbus McKinnon Corp.	1,700	30,328
Comfort Systems USA, Inc.	3,000	87,930
Control4 Corp.*[1]	13,100	160,868
Core Molding Technologies, Inc.*	6,800	114,920
Covenant Transportation Group, Inc. - Class A*[1]	13,442	259,834
Cree, Inc.*[1]	3,800	97,736
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CTS Corp.	5,600	104,160
Cubic Corp.	2,300	107,663
CUI Global, Inc.*[1]	12,900	75,207
Curtiss-Wright Corp.	11,600	1,056,876
CyberOptics Corp.*	4,300	105,694
DHT Holdings, Inc.[1]	27,600	115,644
Drew Industries, Inc.	4,060	397,961
Ducommun, Inc.*	4,622	105,566
Dycom Industries, Inc.*[1]	5,900	482,502
Dynamic Materials Corp.	4,600	49,036
Eastern Co.	2,500	50,075
Electro Scientific Industries, Inc.*	2,445	13,790
EMCOR Group, Inc.	6,700	399,454
Encore Wire Corp.	5,700	209,589
Energizer Holdings, Inc.	2,400	119,904
Energous Corp.*[1]	4,200	82,362
ENGlobal Corp.*	10,159	15,340
EnPro Industries, Inc.	1,700	96,594
ESCO Technologies, Inc.	2,900	134,618
Esterline Technologies Corp.*[1]	8,940	679,798
Fabrinet*	11,600	517,244
Fenix Parts, Inc.*	10,500	41,580
Fitbit, Inc. - Class A*[1]	7,800	115,752
Frequency Electronics, Inc.*	3,019	31,730
GasLog Ltd.[1]	12,900	187,695
GATX Corp.[1]	18,640	830,412
Gencor Industries, Inc.*	7,200	86,256
Generac Holdings, Inc.*[1]	1,800	65,340
General Cable Corp.[1]	16,000	239,680
Gibraltar Industries, Inc.*[1]	25,550	949,182
Global Brass & Copper Holdings, Inc.[1]	4,800	138,672
Golar LNG Ltd.[1]	19,800	419,760
Goldfield Corp.*	15,700	42,390
GoPro, Inc. - Class A*[1]	17,400	290,232
Graham Corp.	2,400	45,840
Granite Construction, Inc.[1]	10,750	534,705
Greenbrier Cos., Inc.[1]	9,800	345,940
Greif, Inc. - Class A	8,900	441,351
Griffon Corp.[1]	25,230	429,162
Hardinge, Inc.	5,000	55,650
Headwaters, Inc.*	6,300	106,596
Heartland Express, Inc.[1]	10,200	192,576
Heritage-Crystal Clean, Inc.*	5,800	77,024
Hill International, Inc.*	12,400	57,164
Hudson Technologies, Inc.*	8,200	54,530
Hurco Cos., Inc.	3,202	89,880
Hyster-Yale Materials Handling, Inc.	4,080	245,330

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
IES Holdings, Inc.*	21,900	$389,601
II-VI, Inc.*[1]	14,970	364,220
Insteel Industries, Inc.[1]	16,000	579,840
Iteris, Inc.*	28,016	101,978
Itron, Inc.*	5,900	328,984
John Bean Technologies Corp.[1]	1,700	119,935
Joy Global, Inc.[1]	40,500	1,123,470
Kadant, Inc.	6,290	327,772
Kaman Corp.	2,000	87,840
KapStone Paper and Packaging Corp.	13,900	262,988
KBR, Inc.	6,900	104,397
Kennametal, Inc.	4,400	127,688
Kimball Electronics, Inc.*	13,100	181,566
KLX, Inc.*	6,900	242,880
Knight Transportation, Inc.	8,400	240,996
Kratos Defense & Security Solutions, Inc.*[1]	13,700	94,393
Lawson Products, Inc.*	1,646	29,184
Layne Christensen Co.*[1]	5,800	49,358
LB Foster Co. - Class A	3,006	36,102
Lindsay Corp.[1]	1,100	81,378
Littelfuse, Inc.	600	77,286
Louisiana-Pacific Corp.*[1]	43,060	810,820
LSI Industries, Inc.	8,000	89,840
Lydall, Inc.*	7,888	403,313
Manitowoc Co., Inc.[1]	24,300	116,397
Marten Transport Ltd.	16,200	340,200
MasTec, Inc.*	15,144	450,383
Matson, Inc.	4,400	175,472
Methode Electronics, Inc.	7,580	265,073
Mistras Group, Inc.*[1]	5,900	138,473
Moog, Inc. - Class A*	2,700	160,758
MSA Safety, Inc.	2,400	139,296
Mueller Industries, Inc.[1]	4,400	142,648
Mueller Water Products, Inc. - Class A	6,901	86,608
Multi-Color Corp.[1]	5,238	345,708
Myers Industries, Inc.	4,200	54,558
MYR Group, Inc.*	2,200	66,220
National Presto Industries, Inc.[1]	600	52,674
Navios Maritime Acquisition Corp.[1]	24,100	32,535
Navios Maritime Holdings, Inc.*	43,200	52,272
NN, Inc.	3,500	63,875
Nordic American Tankers Ltd.[1]	14,000	141,540
Nordson Corp.[1]	3,500	348,705
Novanta, Inc.*	3,600	62,460
Orion Group Holdings, Inc.*[1]	10,200	69,870
Oshkosh Corp.[1]	1,900	106,400
Owens-Illinois, Inc.*	6,600	121,374
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
PAM Transportation Services, Inc.*	2,237	44,785
Patrick Industries, Inc.*[1]	4,460	276,163
Plexus Corp.*	5,800	271,324
Powell Industries, Inc.	2,600	104,130
Primoris Services Corp.[1]	9,100	187,460
Quanex Building Products Corp.	9,000	155,340
Raven Industries, Inc.[1]	7,300	168,119
Rofin-Sinar Technologies, Inc.*	9,000	289,620
Rogers Corp.*	700	42,756
Saia, Inc.*[1]	6,600	197,736
Sanmina Corp.*	48,090	1,369,122
Scorpio Bulkers, Inc.*[1]	19,800	68,508
Scorpio Tankers, Inc.	12,310	56,995
Ship Finance International Ltd.[1]	11,465	168,879
SIFCO Industries, Inc.*	2,600	26,403
Smith & Wesson Holding Corp.*[1]	11,600	308,444
SPX Corp.*	4,600	92,644
Standex International Corp.	500	46,435
Sterling Construction Co., Inc.*	9,800	75,852
Stoneridge, Inc.*	3,000	55,200
Synalloy Corp.	3,000	28,110
Tech Data Corp.*	10,525	891,573
Teekay Corp.	3,000	23,130
Teekay Tankers Ltd. - Class A1	29,200	73,876
Teledyne Technologies, Inc.*[1]	5,000	539,650
Terex Corp.	2,600	66,066
Tetra Tech, Inc.[1]	13,150	466,431
TopBuild Corp.*[1]	4,900	162,680
Transcat, Inc.*	5,141	53,981
TRC Cos., Inc.*	4,900	42,483
Tredegar Corp.[1]	17,792	330,753
Trex Co., Inc.*[1]	6,000	352,320
Trinseo S.A.	9,600	542,976
TTM Technologies, Inc.*[1]	34,044	389,804
Tutor Perini Corp.*[1]	18,200	390,754
U.S. Ecology, Inc.	2,700	121,068
UFP Technologies, Inc.*	2,100	55,650
Universal Forest Products, Inc.	8,850	871,637
USA Truck, Inc.*	3,171	32,471
Vishay Intertechnology, Inc.[1]	44,450	626,301
Vishay Precision Group, Inc.*	8,900	142,667
VSE Corp.	5,600	190,344
Watts Water Technologies, Inc. - Class A1	4,700	304,748
Werner Enterprises, Inc.[1]	9,500	221,065
Willis Lease Finance Corp.*	8,000	190,160
Woodward, Inc.	1,500	93,720
XPO Logistics, Inc.*[1]	10,812	396,476

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
YRC Worldwide, Inc.*	6,400	$78,848
ZAGG, Inc.*	17,960	145,476
Zebra Technologies Corp. - Class A*	1,800	125,298
		43,287,765
TECHNOLOGY – 9.6%
3D Systems Corp.*[1]	13,300	238,735
Actua Corp.*	10,600	137,270
Acxiom Corp.*	6,200	165,230
Advanced Micro Devices, Inc.*[1]	93,700	647,467
Agilysys, Inc.*	8,300	92,296
Allscripts Healthcare Solutions, Inc.*	13,200	173,844
Alpha & Omega Semiconductor Ltd.*	27,900	605,988
Ambarella, Inc.*[1]	2,300	169,303
Amber Road, Inc.*[1]	10,700	103,255
American Software, Inc. - Class A	4,100	45,510
Amkor Technology, Inc.*	25,900	251,748
Avid Technology, Inc.*	10,450	82,973
Axcelis Technologies, Inc.*	7,375	97,940
AXT, Inc.*	25,100	130,269
Barracuda Networks, Inc.*[1]	9,000	229,320
Blackbaud, Inc.	1,100	72,974
Brightcove, Inc.*	12,100	157,905
BroadSoft, Inc.*	1,600	74,480
Brooks Automation, Inc.[1]	32,700	445,047
Cabot Microelectronics Corp.	4,900	259,259
CACI International, Inc. - Class A*	13,600	1,372,240
Carbonite, Inc.*[1]	7,600	116,736
Castlight Health, Inc. - Class B*[1]	16,900	70,304
Cavium, Inc.*[1]	3,492	203,234
CEVA, Inc.*	5,200	182,364
Cirrus Logic, Inc.*[1]	15,700	834,455
Cohu, Inc.	15,644	183,661
Convergys Corp.[1]	38,100	1,159,002
CSG Systems International, Inc.	1,700	70,261
Cypress Semiconductor Corp.[1]	54,153	658,500
Datalink Corp.*	8,800	93,368
Digi International, Inc.*	13,600	155,040
Diodes, Inc.*	8,400	179,256
DSP Group, Inc.*	16,100	193,361
Eastman Kodak Co.*	3,500	52,500
Ebix, Inc.[1]	14,070	799,879
Electronics For Imaging, Inc.*[1]	6,200	303,304
EMCORE Corp.	12,100	68,970
Engility Holdings, Inc.*	8,006	252,189
Entegris, Inc.*	25,100	437,242
Epiq Systems, Inc.	6,300	103,887
Everyday Health, Inc.*	4,600	35,374
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Evolent Health, Inc. - Class A*	6,800	167,416
Exar Corp.*	9,300	86,583
ExlService Holdings, Inc.*	3,410	169,954
ExOne Co.*[1]	3,700	56,314
Fair Isaac Corp.	230	28,656
Five9, Inc.*	8,000	125,440
Fleetmatics Group PLC*	2,200	131,956
FormFactor, Inc.*[1]	38,786	420,828
GigPeak, Inc.*	12,900	30,315
GSE Systems, Inc.*	8,500	24,480
GSI Technology, Inc.*	11,200	52,976
Hutchinson Technology, Inc.*	13,100	52,138
Icad, Inc.*	6,900	35,880
Immersion Corp.*[1]	6,300	51,408
InnerWorkings, Inc.*	4,400	41,448
Inphi Corp.*	3,600	156,636
Insight Enterprises, Inc.*	15,600	507,780
Intersil Corp. - Class A1	53,800	1,179,834
IXYS Corp.	1,600	19,280
Key Tronic Corp.*	7,700	57,365
KEYW Holding Corp.*[1]	13,900	153,456
Kulicke & Soffa Industries, Inc.*	29,600	382,728
Lattice Semiconductor Corp.*	26,900	174,581
Lexmark International, Inc. - Class A	4,505	180,020
Magnachip Semiconductor Corp.*[1]	26,400	220,176
ManTech International Corp. - Class A	10,480	394,991
MAXIMUS, Inc.[1]	900	50,904
MaxLinear, Inc. - Class A*[1]	9,933	201,342
Mentor Graphics Corp.	10,500	277,620
Mercury Systems, Inc.*	12,400	304,668
Mitek Systems, Inc.*[1]	23,400	193,986
MKS Instruments, Inc.	16,000	795,680
Nanometrics, Inc.*	3,900	87,126
NetScout Systems, Inc.*[1]	11,700	342,225
Photronics, Inc.*[1]	57,600	593,856
Pixelworks, Inc.*[1]	16,000	44,640
Proofpoint, Inc.*[1]	1,700	127,245
PROS Holdings, Inc.*	5,686	128,560
QAD, Inc. - Class A	2,200	49,236
Qorvo, Inc.*	4,505	251,109
Rackspace Hosting, Inc.*	4,100	129,929
Radisys Corp.*[1]	10,100	53,984
Rudolph Technologies, Inc.*	6,470	114,778
Sapiens International Corp. N.V.	5,500	70,235
Science Applications International Corp.	3,500	242,795
Sigma Designs, Inc.*[1]	15,300	119,187
Silver Spring Networks, Inc.*	5,600	79,408

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2016

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
StarTek, Inc.*	3,000	$18,720
Super Micro Computer, Inc.*[1]	16,418	383,689
Sykes Enterprises, Inc.*	13,697	385,297
Synchronoss Technologies, Inc.*	6,100	251,198
SYNNEX Corp.[1]	16,200	1,848,582
Take-Two Interactive Software, Inc.*[1]	2,000	90,160
Tangoe, Inc.*[1]	7,900	65,175
Teradyne, Inc.	4,900	105,742
Tessera Technologies, Inc.	4,700	180,668
Ultra Clean Holdings, Inc.*	6,300	46,683
Ultratech, Inc.*	6,200	143,096
Unisys Corp.*	5,000	48,700
USA Technologies, Inc.*[1]	19,120	107,168
Varonis Systems, Inc.*[1]	4,600	138,460
Veeco Instruments, Inc.*	7,600	149,188
Vuzix Corp.*[1]	5,800	51,388
Workiva, Inc.*[1]	4,500	81,585
		24,962,591
UTILITIES – 0.0%
Ormat Technologies, Inc.	1,580	76,488

TOTAL COMMON STOCKS (Cost $207,262,401)		255,358,736

EXCHANGE-TRADED FUNDS – 1.0%
SPDR S&P Metals & Mining ETF[1]	41,473	1,099,864
SPDR S&P Oil & Gas Equipment & Services ETF[1]	29,200	555,968
SPDR S&P Oil & Gas Exploration & Production ETF[1]	25,300	973,038

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,099,943)		2,628,870
MONEY MARKET INVESTMENTS – 35.1%
BlackRock Liquidity Funds TempFund Portfolio Institutional Shares, 0.27%2, [3]	23,199,241	23,199,241
Federated Treasury Obligations Fund - Class Institutional, 0.17%[2]	5,626,108	5,626,108
Western Asset Institutional Cash Reserves Institutional Shares, 0.38%2, [3]	62,890,529	62,890,529

TOTAL MONEY MARKET INVESTMENTS
(Cost $91,715,878)		91,715,878

TOTAL INVESTMENTS – 133.9% (Cost $301,078,222)		349,703,484

Liabilities less other assets – (33.9)%		(88,481,346)

TOTAL NET ASSETS – 100.0%		$261,222,138

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $84,686,392 at September 30, 2016.

[2]	Variable rate security; the rate shown represents the rate at September 30, 2016.

[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $86,089,770 at September 30, 2016.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	11.4%
Insurance	8.7%
Retail	4.6%
Semiconductors	4.3%
Oil & Gas	3.7%
Commercial Services	3.7%
Electronics	3.6%
Savings & Loans	3.5%
Computers	3.0%
Food	2.7%
Telecommunications	2.7%
Diversified Financial Services	2.4%
Chemicals	2.3%
Software	2.2%
Healthcare-Services	2.0%
Building Materials	2.0%
Transportation	1.9%
Oil & Gas Services	1.9%
Pharmaceuticals	1.9%
Engineering & Construction	1.6%
Entertainment	1.6%
Mining	1.6%
Aerospace/Defense	1.6%
Miscellaneous Manufacturing	1.5%
Media	1.4%
Biotechnology	1.4%
Healthcare-Products	1.3%
Auto Parts & Equipment	1.2%
Airlines	1.2%
Internet	1.1%
Household Products/Wares	1.0%
Machinery-Diversified	1.0%
Home Builders	0.9%
Iron/Steel	0.9%
Electrical Components & Equipment	0.8%
Machinery-Construction & Mining	0.8%
Home Furnishings	0.8%
Apparel	0.7%
Leisure Time	0.6%
Packaging & Containers	0.6%
Lodging	0.6%
Energy-Alternate Sources	0.5%
Textiles	0.5%
Trucking & Leasing	0.5%
Distribution/Wholesale	0.5%
Forest Products & Paper	0.4%
Environmental Control	0.4%
Cosmetics/Personal Care	0.3%
Agriculture	0.3%
Beverages	0.3%
Metal Fabricate/Hardware	0.2%
Housewares	0.2%
Coal	0.2%
Real Estate	0.2%
Auto Manufacturers	0.2%
Office Furnishings	0.1%
Advertising	0.1%
Hand/Machine Tools	0.1%
Venture Capital	0.1%
Electric	0.0%[1]
Pipelines	0.0%[1]
Holding Companies-Diversified	0.0%[1]
Investment Companies	0.0%[1]
Toys/Games/Hobbies	0.0%[1]
Storage/Warehousing	0.0%[1]
Office/Business Equipment	0.0%[1]
Total Common Stocks	97.8%
Exchange-Traded Funds	1.0%
Money Market Investments	35.1%
Total Investments	133.9%
Liabilities less other assets	(33.9)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

ASSETS
Investments in securities, at value (cost $301,078,222)	$349,703,484	(1)
Receivables:
Securities sold	22,161
Fund shares issued	162,127
Dividends and interest	143,649
Securities lending income	30,871
Prepaid expenses and other assets	34,448
Total assets	350,096,740

LIABILITIES
Collateral due to broker for securities loaned	86,089,770
Payables:
Securities purchased	2,133,112
Fund shares redeemed	492,473
Due to Trustees	3,750
Due to Adviser	85,174
Accrued other expenses	70,323
Total liabilities	88,874,602

NET ASSETS	$261,222,138

COMPONENTS OF NET ASSETS
Paid-in-capital	219,385,796
Accumulated undistributed net investment income	266,897
Accumulated net realized loss on investments	(7,055,817)
Net unrealized appreciation on investments	48,625,262
NET ASSETS	$261,222,138

Shares outstanding no par value (unlimited shares authorized)	15,696,806

Net asset value, offering and redemption price per share	$16.64

(1)	Includes securities on loan of $84,686,392 (Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2016

INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,669)	$3,121,385
Securities lending income	319,479
Interest	13,557
Total investment income	3,454,421

Expenses
Investment advisory fees	1,134,798
Fund accounting and administration fees and expenses	119,125
Transfer agent fees	95,338
Registration fees	49,005
Professional fees	49,001
Custody fees	38,208
Shareholder reporting fees	32,121
Insurance fees	11,988
Trustees' fees and expenses	6,875
Miscellaneous expenses	3,670

Total expenses	1,540,129
Expenses waived by the Adviser	(178,371)
Net expenses	1,361,758
Net investment income	2,092,663

Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss on investments	(5,666,510)
Net change in unrealized appreciation on investments	32,373,663
Net realized and unrealized gain on investments	26,707,153

Net Increase in Net Assets from Operations	$28,799,816

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$2,092,663	$1,870,365
Net realized loss on investments	(5,666,510)	(1,639,264)
Net change in unrealized appreciation (depreciation) on investments	32,373,663	(3,709,372)
Net increase (decrease) resulting from operations	28,799,816	(3,478,271)

Distributions to Shareholders
From net investment income	(1,892,275)	(1,683,472)
From net realized gains	—	(407,931)
Net decrease resulting from distributions	(1,892,275)	(2,091,403)

Capital Transactions
Proceeds from shares issued	82,306,238	56,387,552
Reinvestment of distributions	1,888,511	2,086,147
Cost of shares repurchased	(39,982,190)	(24,260,326)
Net increase resulting from capital transactions	44,212,559	34,213,373

Total increase in net assets	71,120,100	28,643,699

Net Assets
Beginning of year	190,102,038	161,458,339
End of year	$261,222,138	$190,102,038

Accumulated undistributed net investment income	$266,897	$150,980

Capital Share Activity
Shares issued	5,535,531	3,539,482
Shares reinvested	120,913	132,546
Shares redeemed	(2,647,407)	(1,523,806)
Net increase in capital shares	3,009,037	2,148,222

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$14.98	$15.32	$14.89	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.14	0.16	0.10	0.16	0.05
Net realized and unrealized gain (loss) on investments	1.65	(0.32)	0.89	3.70	1.32
Total from investment operations	1.79	(0.16)	0.99	3.86	1.37

Less Distributions:
From net investment income	(0.13)	(0.14)	(0.08)	(0.16)	(0.04)
From net realized gain	—	(0.04)	(0.48)	(0.14)	—
Total distributions	(0.13)	(0.18)	(0.56)	(0.30)	(0.04)

Net asset value, end of period	$16.64	$14.98	$15.32	$14.89	$11.33

Total return	12.01%	(1.10%)	6.70%	34.88%	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$261,222	$190,102	$161,458	$103,755	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	0.68%	0.69%	0.72%	1.17%	2.80	%(2)
After fees reimbursed by the Adviser	0.60%	0.60%	0.60%	0.60%	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	0.84%	0.91%	0.52%	0.59%	(1.18	%)(2)
After fees reimbursed by the Adviser	0.92%	1.00%	0.64%	1.16%	1.02	%(2)

Portfolio turnover rate	39%	34%	16%	24%	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS
As of September 30, 2016

1. Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, exchange traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1

– quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2

– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3	– significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2016:

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$13,365,058	$—	$—	$13,365,058
Communications	13,940,528	49,908	—	13,990,436
Consumer, Cyclical	36,035,353	—	—	36,035,353
Consumer, Non-Cyclical	38,676,781	—	—	38,676,781
Diversified	92,630	—	—	92,630
Energy	16,609,778	—	—	16,609,778
Financial	68,199,328	62,528	—	68,261,856
Industrial	43,261,362	26,403	—	43,287,765
Technology	24,962,591	—	—	24,962,591
Utilities	76,488	—	—	76,488
Exchange-Traded Funds	2,628,870	—	—	2,628,870
Money Market Investments	91,715,878	—	—	91,715,878
Total Investments in Securities	$349,564,645	$138,839	$—	$349,703,484

*

The Fund held several securities classified as Level 2 securities at year end because these securities did not have any trading activity on September 30, 2016, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Board. These Level 2 securities which were held at September 30, 2015 were classified as Level 1 securities at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $88,931.

Certain Level 1 securities at September 30, 2016 which were held at September 30, 2015, were classified as Level 2 securities at September 30, 2015 because they did not have any trading activity on September 30, 2015 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at September 30, 2016 was $36,115. There were no other transfers between Levels.

**	There were no Level 3 securities as of September 30, 2016. There were no transfers into or out of Level 3 at period end.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2016

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (for the Fund, tax years 2012-2015), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30 2016, the value of securities loaned by the Fund was $84,686,392 and the Fund received cash collateral of $86,089,770. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2016

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average net assets per year until January 31, 2017.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three fiscal years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three fiscal years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2016, reimbursements that may potentially be made by the Fund to the Adviser total $501,190, which expire as follows:

September 30, 2017	$160,543
September 30, 2018	$162,276
September 30, 2019	$178,371

Certain officers and a Trustee of the Trust are also officers of the Adviser. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$301,368,832
Gross Unrealized Appreciation	$57,372,809
Gross Unrealized Depreciation	(9,038,157)
Net Unrealized Appreciation	$48,334,652

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2016, permanent differences in book and tax accounting have been reclassified between paid-in-capital, accumulated undistributed net investment income and accumulated net realized loss as follows:

Increase (Decrease)
Paid-in- Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$ (1)	$ (84,471)	$ 84,472

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2016

As of September 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	$278,259
Undistributed Long-term Gains	—
Tax Accumulated Earnings	278,259
Accumulated Capital and Other Losses	$(6,765,207)
Unrealized Appreciation on Investments	48,334,652
Total Accumulated Earnings	$41,847,704

As of September 30, 2016, the Fund had net short-term and long-term non-expiring capital loss carryovers of $5,482,388 and $1,282,819 respectively. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows:

	September 30, 2016	September 30, 2015
Distributions Paid From:
Ordinary Income	$1,892,275	$1,678,990
Long-term Capital Gains	—	412,413
Total Distributions	$1,892,275	$2,091,403

5. Investment Transactions

For the year ended September 30, 2016, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 133,692,068	$ 86,701,479

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vericimetry U.S. Small Cap Value Fund and
Board of Trustees of Vericimetry Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value (the “Fund”) as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vericimetry U.S. Small Cap Value Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 22, 2016

Vericimetry Funds

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2016	Ending account value September 30, 2016	Expenses paid during the period ended September 30, 2016*
Actual Example	$1,000.00	$1,094.30	$3.14
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.00	3.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

Vericimetry Funds

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For the year ended September 30, 2016, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2016, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds

TRUSTEES AND OFFICERS
September 30, 2016 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 59	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor, University of Southern California (1995 – Present); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 49	Trustee	Since August 2013.	Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – Present); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).	1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 37	Trustee	Since March 2016.	Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 39	Trustee	Since March 2016.	Senior Vice President, IDS Real Estate Group (2006 – Present).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2016 (Unaudited)

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 59	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014 – present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005 – 2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 – 2005).	1
Chrislynn Freed 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 64	Treasurer	Since April 2016.	Professor, University of Southern California (1990 – Present); Director of Master’s Programs, University of Southern California (1990 – 2004).	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Audit Fees	$13,500	$13,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$2,500
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2016, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 2, 2016

By:	/s/ Chrislynn Freed
Chrislynn Freed
Treasurer

Date:	December 2, 2016